GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2025
Segments, Geographical Areas [Abstract]
GEOGRAPHIC INFORMATION
NOTE 16:-	GEOGRAPHIC INFORMATION

Summary information about geographic areas:

The total revenues are attributed to geographic areas based on the location of the end-users.

The following table presents total revenues for the years ended December 31, 2025, 2024 and 2023 from a geographical perspective:

	Year ended December 31,
	2025	2024	2023
Revenues from sales to customers located at:

The United States	$92,714	$83,429	$72,963
America - other	31,816	34,311	30,472
EMEA*	111,253	94,075	96,488
Asia Pacific	66,067	63,065	61,369

	$301,850	$274,880	$261,292

*	Europe, the Middle East and Africa.

The following table presents long-lived assets and ROU assets as of December 31, 2025 and 2024 from a geographical perspective:

	December 31,
	2025	2024
Long-lived assets by geographic region:

America (principally the United States)	$1,350	$1,905
Israel	27,961	29,344
EMEA - other	574	556
Asia Pacific	2,192	2,283

	$32,077	$34,088